EQUITY (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity
Number of shares, opeinnig balance	2,400,000	1,582,500
Weighted average exercise price, beginng balance	$ 3.20	$ 2.80
Number of shares, granted	20,000	1,192,500
Weighted average exercise price, granted	$ 16.11	$ 3.64
Number of shares, exercised	(406,201)	(145,000)
Weighted average exercise price, exercised	$ 3.14	$ 3.05
Number of shares, expired	(36,300)	(230,000)
Weighted average exercise price, expired	$ 7.00	$ 2.66
Number of shares, Cancelled	(10,000)
Weighted average exercise price, Cancelled	$ 16.84
Number of shares, ending balance	2,667,499	2,400,000
Weighted average exercise price, ending balance	$ 6.59	$ 3.20
Number of shares, Options that can be exercised	2,315,000	2,000,000
Weighted average exercise price, Options that can be exercised	$ 6.73	$ 3.37